S000083700 [Member] Investment Objectives and Goals - DoubleLine Commodity Strategy ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Commodity Strategy ETF (DCMT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return (capital appreciation and current income).